SCHEDULE OF PREPAIDS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Sales tax recoverable and other current assets	$ 208,888	$ 1,399,955	$ 57,200
Prepaid expenses	854,640	258,252	93,476
Prepaids and other current assets	$ 1,063,528	$ 1,658,207	$ 150,676